UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

              Investment Company Act file number   811-09205
                                                 -------------------

                      ADVANTAGE ADVISERS XANTHUS FUND, LLC
             -------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           200 Park Avenue, 24th Floor
                               New York, NY 10166
          ------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Kenneth Gerstein
                           Schulte, Roth and Zabel LLP
                           919 3rd Avenue, 24th Floor
                               New York, NY 10022
             -------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-667-4225
                                                            -------------

                      Date of fiscal year end: December 31
                                               ------------

                  Date of reporting period: September 30, 2009
                                            -------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------------
                                                                                               SEPTEMBER 30, 2009
  SHARES                                                                                              VALUE
  ------                                                                                       ------------------

                  INVESTMENT IN SECURITIES - 92.48%
                  COMMON STOCK - 91.96%
                  UNITED STATES - 66.99%
                    APPAREL MANUFACTURERS - 2.50%
   269,390              Polo Ralph Lauren Corp.                                                  $ 20,640,662
                                                                                                 ------------
                    COMMERCIAL SERVICES - FINANCE - 5.95%
   121,783              Mastercard, Inc., Class  A                                 (a)             24,618,434
   354,930              Visa, Inc., Class A Shares                                 (a)             24,529,212
                                                                                                 ------------
                                                                                                   49,147,646
                                                                                                 ------------
                    COMPUTERS - 4.69%
   209,260              Apple, Inc.*                                               (a)             38,790,526
                                                                                                 ------------
                    COMPUTERS - INTEGRATED SYSTEMS - 1.74%
 1,830,415              Brocade Communications Systems, Inc.*                      (a)             14,387,062
                                                                                                 ------------
                    COMPUTERS - MEMORY DEVICES - 8.69%
   917,250              EMC Corp.*                                                 (a)             15,629,940
   767,720              NetApp, Inc.*                                              (a)             20,482,770
 1,644,388              SanDisk Corp.*                                             (a)             35,683,219
                                                                                                 ------------
                                                                                                   71,795,929
                                                                                                 ------------
                    DATA PROCESSING / MANAGEMENT - 0.74%
   292,980              CommVault Systems, Inc.*                                                    6,079,335
                                                                                                 ------------
                    E-COMMERCE / SERVICES - 2.08%
   728,660              eBay, Inc.*                                                (a)             17,203,663
                                                                                                 ------------
                    ELECTRIC - INTEGRATED - 1.40%
   209,518              FPL Group, Inc.                                            (a)             11,571,679
                                                                                                 ------------
                    ELECTRONIC COMPONENTS - MISCELLANEOUS - 1.12%
   778,495              AVX Corp.                                                  (a)              9,287,445
                                                                                                 ------------
                    ELECTRONIC COMPONENTS - SEMICONDUCTORS - 7.22%
   274,805              Amkor Technology, Inc.*                                                     1,890,658
 1,024,856              Applied Micro Circuits Corp.*                                              10,238,312
   854,430              MEMC Electronic Materials, Inc.*                           (a)             14,209,171
 1,762,570              PMC - Sierra, Inc.*                                                        16,850,169
   494,806              QLogic Corp.*                                                               8,510,663
   341,887              Xilinx, Inc.                                                                8,006,994
                                                                                                 ------------
                                                                                                   59,705,967
                                                                                                 ------------

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

----------------------------------------------------------------------------------------------------------------------------
                                                                                               SEPTEMBER 30, 2009
  SHARES                                                                                              VALUE
  ------                                                                                       ------------------

                  COMMON STOCK - (CONTINUED)
                  UNITED STATES - (CONTINUED)
                    ENERGY - ALTERNATE SOURCES - 0.48%
   686,830              GT Solar International, Inc.*                              (a)           $  3,990,482
                                                                                                 ------------
                    ENGINEERING / R&D SERVICES - 2.49%
   209,090              Foster Wheeler AG*                                                          6,672,062
   433,512              Shaw Group, Inc.*                                                          13,911,400
                                                                                                 ------------
                                                                                                   20,583,462
                                                                                                 ------------
                    ENTERPRISE SOFTWARE / SERVICES - 5.60%
   437,283              BMC Software, Inc.*                                        (a)             16,411,231
   475,770              CA, Inc.                                                   (a)             10,462,182
   475,940              Informatica Corp.*                                         (a)             10,746,725
   382,837              Taleo Corp., Class A*                                                       8,667,430
                                                                                                 ------------
                                                                                                   46,287,568
                                                                                                 ------------
                    FINANCE - OTHER SERVICES - 1.17%
   99,460               IntercontinentalExchange, Inc.*                                             9,666,517
                                                                                                 ------------
                    INDUSTRIAL AUDIO & VIDEO PRODUCTION - 1.56%
   338,380              Dolby Laboratories, Inc., Class A*                         (a)             12,922,732
                                                                                                 ------------
                    INTERNET INFRASTRUCTURE SOFTWARE - 0.98%
   855,493              TIBCO Software, Inc.*                                                       8,118,628
                                                                                                 ------------
                    INVESTMENT MANAGEMENT / ADVISORY SERVICES - 2.83%
   232,833              Franklin Resources, Inc.                                   (a)             23,423,000
                                                                                                 ------------
                    MEDICAL - BIOMEDICAL / GENETICS - 2.67%
   292,510              Gilead Sciences, Inc.*                                     (a)             13,625,116
   239,970              OSI Pharmaceuticals, Inc.*                                                  8,470,941
                                                                                                 ------------
                                                                                                   22,096,057
                                                                                                 ------------
                    NETWORKING PRODUCTS - 1.61%
   491,410              Juniper Networks, Inc.*                                    (a)             13,277,898
                                                                                                 ------------
                    POWER CONVERSION / SUPPLY EQUIPMENT - 1.38%
   382,042              Sunpower Corp., Class A*                                   (a)             11,419,235
                                                                                                 ------------
                    RETAIL - DISCOUNT - 1.74%
   295,820              Dollar Tree, Inc.*                                         (a)             14,400,518
                                                                                                 ------------


ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

----------------------------------------------------------------------------------------------------------------------------
                                                                                               SEPTEMBER 30, 2009
  SHARES                                                                                              VALUE
  ------                                                                                       ------------------

                  COMMON STOCK - (CONTINUED)
                  UNITED STATES - (CONTINUED)
                    SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - 2.69%
   122,299              Analog Devices, Inc.                                                     $  3,373,006
   681,590              Linear Technology Corp.                                    (a)             18,832,332
                                                                                                 ------------
                                                                                                   22,205,338
                                                                                                 ------------
                    TELEPHONE - INTEGRATED - 0.14%
   297,843              Qwest Communications International, Inc.                                    1,134,782
                                                                                                 ------------
                    WEB HOSTING / DESIGN - 3.91%
   126,577              Equinix, Inc.*                                                             11,645,084
 1,212,711              Rackspace Hosting, Inc.*                                                   20,688,850
                                                                                                 ------------
                                                                                                   32,333,934
                                                                                                 ------------
                    WEB PORTALS / ISP - 1.61%
   747,969              Yahoo!, Inc.*                                                              13,321,328
                                                                                                 ------------
                  TOTAL UNITED STATES (COST $485,702,110)                                        $553,791,393
                                                                                                 ------------
                  BERMUDA - 2.05%
                    SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - 2.05%
 1,047,941              Marvell Technology Group, Ltd.*                                            16,966,165
                                                                                                 ------------
                  TOTAL BERMUDA (COST $16,887,044)                                               $ 16,966,165
                                                                                                 ------------
                  CANADA - 3.30%
                    COMPUTERS - 1.78%
   218,286              Research in Motion, Ltd.*                                                  14,745,219
                                                                                                 ------------
                    ENTERPRISE SOFTWARE / SERVICES - 1.27%
   282,230              Open Text Corp.*                                                           10,535,646
                                                                                                 ------------
                    OIL COMPANIES - INTEGRATED - 0.25%
    59,060              Suncor Energy, Inc.                                                         2,041,114
                                                                                                 ------------
                  TOTAL CANADA (COST $29,792,443)                                                $ 27,321,979
                                                                                                 ------------
                  CHINA - 4.72%
                    BUILDING PRODUCTS - CEMENT / AGGREGATE - 0.61%
 6,754,476              China Shanshui Cement Group, Ltd.                                           5,046,198
                                                                                                 ------------


ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

----------------------------------------------------------------------------------------------------------------------------
                                                                                               SEPTEMBER 30, 2009
  SHARES                                                                                              VALUE
  ------                                                                                       ------------------
                  COMMON STOCK - (CONTINUED)
                  CHINA - (CONTINUED)
                    COMMERCIAL BANKS - NON U.S. - 1.56%
16,172,023              China Construction Bank Corp., Class H                                   $ 12,916,625
                                                                                                 ------------
                    INDUSTRIAL GASES - 0.13%
 1,204,525              Yingde Gases Group Co.*                                                     1,087,947
                                                                                                 ------------
                    INSURANCE BROKERS - 0.81%
   290,406              CNinsure, Inc. - Sponsored ADR                                              6,667,722
                                                                                                 ------------
                    POWER CONVERSION / SUPPLY EQUIPMENT - 0.39%
   809,684              Ja Solar Holdings Co., Ltd. - Sponsored ADR*                                3,263,027
                                                                                                 ------------
                    RETAIL - REGIONAL DEPARTMENT STORES - 0.88%
 4,311,832              Golden Eagle Retail Group, Ltd.                                             7,232,680
                                                                                                 ------------
                    RETAIL - RESTAURANTS - 0.34%
 3,064,924              Ajisen China Holdings, Ltd.                                                 2,728,744
   110,537              Little Sheep Group, Ltd.                                                       53,343
                                                                                                 ------------
                                                                                                    2,782,087
                                                                                                 ------------
                  TOTAL CHINA (COST $36,589,994)                                                 $ 38,996,286
                                                                                                 ------------
                  FRANCE - 4.21%
                    BATTERIES / BATTERY SYSTEMS - 1.41%
   209,000              Saft Groupe SA                                                             11,608,901
                                                                                                 ------------
                    ENTERTAINMENT SOFTWARE - 1.51%
   659,649              UBISOFT Entertainment *                                                    12,476,949
                                                                                                 ------------
                    TELECOMMUNICATION EQUIPMENT - 1.29%
 2,382,747              Alcatel-Lucent - Sponsored ADR                                             10,698,534
                                                                                                 ------------
                  TOTAL FRANCE (COST $41,665,292)                                                $ 34,784,384
                                                                                                 ------------
                  HONG KONG - 7.55%
                    AGRICULTURAL OPERATIONS - 0.70%
 6,811,005              China Green Holdings, Ltd.                                                  5,782,706
                                                                                                 ------------
                    ALTERNATIVE WASTE TECHNOLOGY - 1.61%
32,678,633              China Everbright International, Ltd.                                       13,282,154
                                                                                                 ------------



ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

----------------------------------------------------------------------------------------------------------------------------
                                                                                               SEPTEMBER 30, 2009
  SHARES                                                                                              VALUE
  ------                                                                                       ------------------
                  COMMON STOCK - (CONTINUED)
                  HONG KONG - (CONTINUED)
                    AUTOMOBILE / TRUCK PARTS & EQUIPMENT - REPLACEMENT - 0.68%
 7,983,457              Xinyi Glass Holdings Co., Ltd.                                           $  5,603,817
                                                                                                 ------------
                    DISTRIBUTION / WHOLESALE - 0.69%
43,219,336              Inspur International, Ltd.                                                  5,688,167
                                                                                                 ------------
                    DIVERSIFIED OPERATIONS - 2.21%
13,240,379              Guangdong Investment, Ltd.                                                  6,526,162
 2,609,338              Shanghai Industrial Holdings, Ltd.                                         11,767,158
                                                                                                 ------------
                                                                                                   18,293,320
                                                                                                 ------------
                    ELECTRONIC MEASURING INSTRUMENTS - 0.48%
 4,502,046              Wasion Group Holdings, Ltd.                                                 3,979,189
                                                                                                 ------------
                    GAS - DISTRIBUTION - 1.18%
 1,847,856              Beijing Enterprises Holding Ltd.                                            9,787,580
                                                                                                 ------------
                  TOTAL HONG KONG (COST $54,421,580)                                             $ 62,416,933
                                                                                                 ------------
                  ISRAEL - 0.64%
                    ELECTRONIC COMPONENTS - SEMICONDUCTORS - 0.64%
   321,648              Mellanox Technologies, Ltd.*                                   (a)          5,271,811
                                                                                                 ------------
                  TOTAL ISRAEL (COST $4,602,415)                                                 $  5,271,811
                                                                                                 ------------
                  UNITED KINGDOM - 2.50%
                    ELECTRONIC COMPONENTS - SEMICONDUCTORS - 2.50%
 2,954,300              ARM Holdings, PLC - Sponsored ADR                              (a)         20,680,100
                                                                                                 ------------
                  TOTAL UNITED KINGDOM (COST $16,039,459)                                        $ 20,680,100
                                                                                                 ------------
                  TOTAL COMMON STOCK (COST $685,700,337)                                         $760,229,051
                                                                                                 ------------



ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED) (CONCLUDED)

----------------------------------------------------------------------------------------------------------------------------
                                                                                               SEPTEMBER 30, 2009
CONTRACTS                                                                                             VALUE
---------                                                                                      ------------------
                  PURCHASED OPTIONS - 0.52%
                  PUT OPTIONS - 0.52%
                  UNITED STATES - 0.52%
                    REGISTERED INVESTMENT COMPANY - 0.52%
    44,086              Powershares, 01/16/2010, $38.00                                          $  4,276,342
                                                                                                 ------------
                  TOTAL PUT OPTIONS (COST $10,724,219)                                           $  4,276,342
                                                                                                 ------------
                  TOTAL PURCHASED OPTIONS (COST $10,724,219)                                     $  4,276,342
                                                                                                 ------------

                  TOTAL INVESTMENTS IN SECURITIES (COST $696,424,556) - 92.48%                   $764,505,393
                                                                                                 ------------

                  OTHER ASSETS, LESS LIABILITIES - 7.52% **                                        62,154,345
                                                                                                 ------------

                  NET ASSETS - 100.00%                                                           $826,659,738
                                                                                                 ============


(a) Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased.

*       Non-income producing security.

** Includes $157,570,460 invested in a PNC Bank Money Market Account, which is 19.06% of net assets.

        At December 31, 2008, the aggregate cost for Federal income tax purposes of portfolio investments and securities sold, not yet purchased was $782,927,946, and $433,919,218, respectively.

        For Federal income tax purposes, at December 31, 2008, accumulated net unrealized depreciation on portfolio investments and securities sold, not yet purchased was $87,746,949, consisting of $100,553,866 gross unrealized appreciation and $188,300,815 gross unrealized depreciation.

ADR     American Depository Receipt

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------------
                                                                                               SEPTEMBER 30, 2009
  SHARES                                                                                              VALUE
  ------                                                                                       ------------------

                  SECURITIES SOLD, NOT YET PURCHASED - 45.41%
                  COMMON STOCK - 45.41%
                  UNITED STATES - 18.27%
                    CABLE / SATELLITE TELEVISION - 0.27%
    52,444              Time Warner Cable, Inc.                                                  $  2,259,812
                                                                                                 ------------
                    COMMERCIAL BANKS - WESTERN U.S. - 0.44%
   444,960              Cathay General Bancorp                                                      3,599,726
                                                                                                 ------------
                    COMPUTERS - MEMORY DEVICES - 0.53%
   119,488              Western Digital Corp.                                                       4,364,897
                                                                                                 ------------
                    COMPUTERS - PERIPHERAL EQUIPMENT - 0.18%
    59,568              Synaptics, Inc.                                                             1,501,114
                                                                                                 ------------
                    ELECTRIC - INTEGRATED - 1.39%
   280,340              Consolidated Edison, Inc.                                                  11,477,120
                                                                                                 ------------
                    ELECTRONIC COMPONENTS - SEMICONDUCTORS - 3.29%
    58,350              Fairchild Semiconductor International, Inc.                                   596,920
   611,480              Intel Corp.                                                                11,966,664
   428,270              Microsemi Corp.                                                             6,762,383
   524,794              Nvidia Corp.                                                                7,887,654
                                                                                                 ------------
                                                                                                   27,213,621
                                                                                                 ------------
                    FINANCE - OTHER SERVICES - 1.30%
   371,597              NYSE Euronext                                                              10,735,437
                                                                                                 ------------
                    HOTELS & MOTELS - 0.11%
    30,130              Choice Hotels International, Inc.                                             935,838
                                                                                                 ------------
                    MEDICAL INSTRUMENTS - 1.09%
   214,830              NuVasive, Inc.                                                              8,971,301
                                                                                                 ------------
                    MULTI-MEDIA - 0.74%
   204,810              Meredith Corp.                                                              6,132,011
                                                                                                 ------------
                    RECREATIONAL CENTERS - 0.47%
   139,050              Life Time Fitness, Inc.                                                     3,900,352
                                                                                                 ------------
                    REGISTERED INVESTMENT COMPANY - 0.50%
    75,538              iShares MSCI South Africa Index Fund                                        4,135,705
                                                                                                 ------------
                    REITS - APARTMENTS - 3.51%
   154,341              AvalonBay Communities, Inc.                                                11,225,221
   185,870              Essex Property Trust, Inc.                                                 14,791,535


ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

----------------------------------------------------------------------------------------------------------------------------
                                                                                               SEPTEMBER 30, 2009
  SHARES                                                                                              VALUE
  ------                                                                                       ------------------


                  COMMON STOCK - (CONTINUED)
                  UNITED STATES - (CONTINUED)
                    REITS - APARTMENTS (CONTINUED)
   165,410              Post Properties, Inc.                                                    $  2,977,380
                                                                                                 ------------
                                                                                                   28,994,136
                                                                                                 ------------
                    REITS - WAREHOUSE / INDUSTRIAL - 0.83%
   298,410              AMB Property Corp.                                                          6,848,510
                                                                                                 ------------
                    RENTAL AUTO / EQUIPMENT - 0.64%
   281,670              Rent-A-Center, Inc.                                                         5,317,930
                                                                                                 ------------
                    RETAIL - AUTO PARTS - 0.57%
   119,936              Advance Auto Parts, Inc.                                                    4,711,086
                                                                                                 ------------
                    RETAIL - MAJOR DEPARTMENT STORE - 0.94%
   230,580              J.C. Penney Co., Inc.                                                       7,782,075
                                                                                                 ------------
                    SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - 1.47%
   239,910              Cypress Semiconductor Corp.                                                 2,478,270
   460,180              Sigma Designs, Inc.                                                         6,686,415
   381,984              TriQuint Semiconductor, Inc.                                                2,948,917
                                                                                                 ------------
                                                                                                   12,113,602
                                                                                                 ------------
                  TOTAL UNITED STATES (PROCEEDS $135,813,898)                                    $150,994,273
                                                                                                 ------------
                  CAYMAN ISLANDS - 1.81%
                    COMPUTERS - MEMORY DEVICES - 1.42%
   770,913              Seagate Technology                                                         11,725,587
                                                                                                 ------------
                    ELECTRONIC COMPONENTS - MISCELLANEOUS - 0.39%
    86,081              Garmin, Ltd.                                                                3,248,697
                                                                                                 ------------
                  TOTAL CAYMAN ISLANDS (PROCEEDS $11,019,031)                                    $ 14,974,284
                                                                                                 ------------
                  CHINA - 3.64%
                    ELECTRIC - GENERATION - 1.04%
 4,843,102              Datang International Power Generation Co., Ltd., Class H                    2,530,887
 9,173,423              Huaneng Power International, Inc., Class H                                  6,072,155
                                                                                                 ------------
                                                                                                    8,603,042
                                                                                                 ------------


ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

----------------------------------------------------------------------------------------------------------------------------
                                                                                               SEPTEMBER 30, 2009
  SHARES                                                                                              VALUE
  ------                                                                                       ------------------

                  COMMON STOCK - (CONTINUED)
                  CHINA - (CONTINUED)
                    MULTI-LINE INSURANCE - 1.13%
 1,171,056              Ping An Insurance Group Co. of China, Ltd., Class  H                     $  9,292,805
                                                                                                 ------------
                    PROPERTY / CASUALTY INSURANCE - 0.16%
 1,931,244              PICC Property & Casualty Co., Ltd., Class H                                 1,328,184
                                                                                                 ------------
                    REAL ESTATE OPERATIONS / DEVELOPMENT - 0.74%
 3,466,979              Guangzhou R&F Properties Co., Ltd., Class H                                 6,092,877
                                                                                                 ------------
                    SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - 0.02%
    77,100              Semiconductor Manufacturing International Corp. - Sponsored ADR               186,582
                                                                                                 ------------
                    WEB PORTALS / ISP - 0.55%
   119,952              Sina Corp.                                                                  4,553,378
                                                                                                 ------------
                  TOTAL CHINA (PROCEEDS $30,698,166)                                             $ 30,056,868
                                                                                                 ------------
                  FINLAND - 1.89%
                    WIRELESS EQUIPMENT - 1.89%
 1,068,873              Nokia Corp. - Sponsored ADR                                                15,626,923
                                                                                                 ------------
                  TOTAL FINLAND (COST $15,080,674)                                               $ 15,626,923
                                                                                                 ------------
                  GERMANY - 0.57%
                    AUTO - CARS / LIGHT TRUCKS - 0.23%
    40,126              Bayerische Motoren Werke  AG                                                1,932,603
                                                                                                 ------------
                    ELECTRONIC COMPONENTS - SEMICONDUCTORS - 0.34%
   115,639              Solarworld AG                                                               2,805,909
                                                                                                 ------------
                  TOTAL GERMANY (PROCEEDS $3,722,877)                                            $  4,738,512
                                                                                                 ------------
                  HONG KONG - 3.91%
                    CELLULAR TELECOMMUNICATIONS - 1.53%
   829,135              China Mobile, Ltd.                                                          8,087,999
   318,310              China Unicom Hong Kong, Ltd. - Sponsored ADR                                4,532,735
                                                                                                 ------------
                                                                                                   12,620,734
                                                                                                 ------------
                    DIVERSIFIED OPERATIONS - 1.23%
   868,323              Swire Pacific, Ltd., Class A                                               10,206,897
                                                                                                 ------------


ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

----------------------------------------------------------------------------------------------------------------------------
                                                                                               SEPTEMBER 30, 2009
  SHARES                                                                                              VALUE
  ------                                                                                       ------------------


                  COMMON STOCK - (CONTINUED)
                  HONG KONG - (CONTINUED)
                    REAL ESTATE OPERATIONS / DEVELOPMENT - 0.74%
 1,412,407              Hongkong Land Holdings, Ltd.                                             $  6,143,970
                                                                                                 ------------
                    TRANSPORT - RAIL - 0.41%
   969,842              MTR Corp.                                                                   3,366,258
                                                                                                 ------------
                  TOTAL HONG KONG (PROCEEDS $23,294,183)                                         $ 32,337,859
                                                                                                 ------------
                  JAPAN - 9.48%
                    AIRLINES - 0.64%
   939,327              All Nippon Airways Co., Ltd.                                                2,706,767
 1,768,167              Japan Airlines Corp.                                                        2,606,823
                                                                                                 ------------
                                                                                                    5,313,590
                                                                                                 ------------
                    AUDIO / VIDEO PRODUCTS - 1.83%
   379,012              Panasonic Corp.                                                             5,600,504
   856,674              Sharp Corp.                                                                 9,549,055
                                                                                                 ------------
                                                                                                   15,149,559
                                                                                                 ------------
                    AUTO - CARS / LIGHT TRUCKS - 0.45%
 2,224,670              Mitsubishi Motors Corp.                                                     3,677,406
                                                                                                 ------------
                    ELECTRONIC COMPONENTS - MISCELLANEOUS - 1.20%
 1,477,145              NEC Corp.                                                                   4,652,502
   577,000              Nippon Electric Glass Co., Ltd.                                             5,278,056
                                                                                                 ------------
                                                                                                    9,930,558
                                                                                                 ------------
                    ELECTRONIC COMPONENTS - SEMICONDUCTORS - 0.57%
   263,600              Shinko Electric Industries Co., Ltd.                                        4,707,693
                                                                                                 ------------
                    ELECTRONIC MEASURING INSTRUMENTS - 0.49%
   146,964              Advantest Corp.                                                             4,087,188
                                                                                                 ------------
                    OFFICE AUTOMATION & EQUIPMENT - 1.08%
   610,060              Ricoh Co., Ltd.                                                             8,912,398
                                                                                                 ------------
                    PHOTO EQUIPMENT & SUPPLIES - 0.15%
    46,139              Olympus Corp.                                                               1,226,477
                                                                                                 ------------
                    PRINTING - COMMERCIAL - 0.59%
   352,835              Dai Nippon Printing Co., Ltd.                                               4,870,846
                                                                                                 ------------


ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

----------------------------------------------------------------------------------------------------------------------------
                                                                                               SEPTEMBER 30, 2009
  SHARES                                                                                              VALUE
  ------                                                                                       ------------------

                  COMMON STOCK - (CONTINUED)
                  JAPAN - (CONTINUED)
                    TEXTILE - PRODUCTS - 1.03%
 1,402,281              Toray Industries, Inc.                                                   $  8,520,170
                                                                                                 ------------
                    TOYS - 0.41%
   330,668              Namco Bandai Holdings, Inc.                                                 3,394,079
                                                                                                 ------------
                    WEB PORTALS / ISP - 1.04%
    25,262              Yahoo! Japan Corp.                                                          8,605,614
                                                                                                 ------------
                  TOTAL JAPAN (PROCEEDS $71,689,971)                                             $ 78,395,578
                                                                                                 ------------
                  SOUTH KOREA - 1.15%
                    ELECTRONIC COMPONENTS - MISCELLANEOUS - 1.15%
   665,714              LG Display Company, Ltd. - Sponsored ADR                                    9,539,681
                                                                                                 ------------
                  TOTAL SOUTH KOREA (PROCEEDS $9,661,923)                                        $  9,539,681
                                                                                                 ------------
                  SWEDEN - 0.91%
                    WIRELESS EQUIPMENT - 0.91%
   755,140              Telefonaktiebolaget LM Ericsson - Sponsored ADR                             7,566,503
                                                                                                 ------------
                  TOTAL SWEDEN (COST $7,223,991)                                                 $  7,566,503
                                                                                                 ------------
                  SWITZERLAND - 1.36%
                    COMPUTERS - PERIPHERAL EQUIPMENT - 1.36%
   610,390              Logitech International SA                                                  11,218,968
                                                                                                 ------------
                  TOTAL SWITZERLAND (PROCEEDS $8,907,493)                                        $ 11,218,968
                                                                                                 ------------
                  TAIWAN - 1.31%
                    ELECTRONIC COMPONENTS - MISCELLANEOUS - 1.29%
 1,101,753              AU Optronics Corp. - Sponsored ADR                                         10,664,969
                                                                                                 ------------
                    SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - 0.02%
    31,986              United Microelectronics Corp. - Sponsored ADR                                 121,547
                                                                                                 ------------
                  TOTAL TAIWAN (PROCEEDS $11,314,611)                                            $ 10,786,516
                                                                                                 ------------


ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (UNAUDITED) (CONCLUDED)

----------------------------------------------------------------------------------------------------------------------------
                                                                                               SEPTEMBER 30, 2009
  SHARES                                                                                              VALUE
  ------                                                                                       ------------------


                  COMMON STOCK - (CONTINUED)
                  UNITED KINGDOM - 1.11%
                    SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - 1.11%
 1,225,277              CSR, PLC.                                                                $  9,192,760
                                                                                                 ------------
                  TOTAL UNITED KINGDOM (PROCEEDS $6,429,397)                                     $  9,192,760
                                                                                                 ------------
                  TOTAL SECURITIES SOLD, NOT YET PURCHASED (PROCEEDS $334,856,215)               $375,428,725
                                                                                                 ============

ADVANTAGE ADVISERS XANTHUS FUND L.L.C.

SCHEDULE OF SWAP CONTRACTS (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------

                                                                                               SEPTEMBER 30, 2009
                                                                                                   UNREALIZED
  NOTIONAL        MATURITY                                                                       APPRECIATION /
   AMOUNT           DATE                                                                         (DEPRECIATION)
------------    ------------                                                                   ------------------

                SWAP CONTRACTS - 0.20%
                TOTAL RETURN SWAP CONTRACTS - LONG - 0.40%
                E-COMMERCE / SERVICES - 0.13%
$ 20,086,341    12/21/2010       Rakuten, Inc.                                                    $ 1,104,641
                                                                                                  -----------
                                 Agreement with Morgan Stanley, dated 04/14/2009
                                 to  receive  the total  return of the shares of
                                 Rakuten,  Inc. in exchange  for an amount to be
                                 paid monthly  equal to the one month LIBOR rate
                                 plus 0.50%

                ELECTRONIC COMPONENTS - MISCELLANEOUS - (0.02%)
   3,997,566    12/21/2010       Nissha Printing Co., Ltd.                                           (136,386)
                                                                                                  -----------
                                 Agreement with Morgan Stanley, dated 06/15/2009
                                 to  receive  the total  return of the shares of
                                 Nissha  Printing  Co.,  Ltd. in exchange for an
                                 amount  to be  paid  monthly  equal  to the one
                                 month LIBOR rate plus 0.50%

                ELETRONIC COMPONENTS - SEMICONDUCTORS - 0.12%
  23,370,487     4/26/2011       Samsung Electronics Co., Ltd.                                        745,659

                                 Agreement with Morgan Stanley, dated 01/12/2007 to receive the total return of the shares of Samsung Electronics Co., Ltd. in exchange for an amount to be paid monthly equal to the one month LIBOR rate plus 1.25%

   8,565,636     1/21/2011       Sino-American Silicon Products, Inc.                                 277,156

                                 Agreement with Morgan Stanley, dated 06/19/2009
                                 to  receive  the total  return of the shares of
                                 Sino-American   Silicon   Products,   Inc.   in
                                 exchange for an amount to be paid monthly equal
                                 to the one month LIBOR rate plus 2.50%

                                                                                                  -----------
                                                                                                    1,022,815
                                                                                                  -----------
                E-MARKETING / INFORMATION - (0.00%)
   8,160,002    12/21/2010       Gree, Inc.                                                           (25,682)
                                                                                                  -----------
                                 Agreement with Morgan Stanley, dated 08/19/2009
                                 to  receive  the total  return of the shares of
                                 Gree, Inc. in exchange for an amount to be paid
                                 monthly  equal to the one month LIBOR rate plus
                                 0.50%

ADVANTAGE ADVISERS XANTHUS FUND L.L.C.

-----------------------------------------------------------------------------------------------------------------

                                                                                               SEPTEMBER 30, 2009
                                                                                                   UNREALIZED
  NOTIONAL        MATURITY                                                                       APPRECIATION /
   AMOUNT           DATE                                                                         (DEPRECIATION)
------------    ------------                                                                   ------------------

                SWAP CONTRACTS - (CONTINUED)
                TOTAL RETURN SWAP CONTRACTS - LONG - (CONTINUED)
                ENTERPRISE SOFTWARE / SERVICES - (0.00%)
$ 26,224,107     6/2/2011        Oracle Corp.                                                     $   (27,263)
                                                                                                  -----------
                                 Agreement with Morgan Stanley, dated 06/25/2009
                                 to  receive  the total  return of the shares of
                                 Oracle  Corp.  in exchange  for an amount to be
                                 paid monthly  equal to the one month LIBOR rate
                                 plus 0.45%

                ENTERTAINMENT SOFTWARE - 0.01%
   9,930,567    12/21/2010       Capcom Co., Ltd.                                                      48,589
                                                                                                  -----------
                                 Agreement with Morgan Stanley, dated 04/14/2009
                                 to  receive  the total  return of the shares of
                                 Capcom Co.,  Ltd. in exchange  for an amount to
                                 be paid  monthly  equal to the one month  LIBOR
                                 rate plus 0.50%

                METAL PROCESSORS & FABRICATION - (0.01%)
   4,491,906    10/25/2010       Advanced Metallurgical Group NV                                      (58,031)
                                                                                                  -----------
                                 Agreement with Morgan Stanley, dated 10/20/2008
                                 to  receive  the total  return of the shares of
                                 Advanced Metallurgical Group NV in exchange for
                                 an amount to be paid  monthly  equal to the one
                                 month LIBOR rate plus 0.65%


                POWER CONVERSION / SUPPLY EQUIPMENT - 0.00%
  13,952,739    10/25/2010       Gamesa Corp., Tecnologica SA                                         (18,072)
                                                                                                  -----------
                                 Agreement with Morgan Stanley, dated 02/03/2009
                                 to  receive  the total  return of the shares of
                                 Gamesa Corp., Tecnologica SA in exchange for an
                                 amount  to be  paid  monthly  equal  to the one
                                 month LIBOR rate plus 0.65%

                WATER TREATMENT SYSTEMS - 0.03%
  16,227,367    12/21/2010       Kurita Water Industries, Ltd.                                        266,245
                                                                                                  -----------
                                 Agreement with Morgan Stanley, dated 05/01/2009
                                 to  receive  the total  return of the shares of
                                 Kurita Water  Industries,  Ltd. in exchange for
                                 an amount to be paid  monthly  equal to the one
                                 month LIBOR rate plus 0.50%

ADVANTAGE ADVISERS XANTHUS FUND L.L.C.

-----------------------------------------------------------------------------------------------------------------

                                                                                               SEPTEMBER 30, 2009
                                                                                                   UNREALIZED
  NOTIONAL        MATURITY                                                                       APPRECIATION /
   AMOUNT           DATE                                                                         (DEPRECIATION)
------------    ------------                                                                   ------------------

                SWAP CONTRACTS - (CONTINUED)
                TOTAL RETURN SWAP CONTRACTS - LONG - (CONTINUED)
                WEB PORTALS / ISP - 0.11%
$ 56,551,971     6/2/2011        Google, Inc.                                                     $   382,409

                                 Agreement with Morgan Stanley, dated 08/04/2009 to receive the total return of the shares of Google, Inc. in exchange for an amount to be paid monthly equal to the one month LIBOR rate plus 0.45%

  17,410,293     4/26/2011       NHN Corp.                                                            475,406

                                 Agreement with Morgan Stanley, dated 06/30/2006
                                 to  receive  the total  return of the shares of
                                 NHN Corp.  in exchange for an amount to be paid
                                 monthly  equal to the one month LIBOR rate plus
                                 1.25%

                                                                                                  -----------
                                                                                                      857,815
                                                                                                  -----------
                WIRELESS EQUIPMENT - 0.03%
  43,811,319     6/2/2011        QUALCOMM, Inc.                                                       270,783
                                                                                                  -----------
                                 Agreement with Morgan Stanley, dated 05/27/2009
                                 to  receive  the total  return of the shares of
                                 QUALCOMM,  Inc. in exchange for an amount to be
                                 paid monthly  equal to the one month LIBOR rate
                                 plus 0.47%

                                                                                                  -----------
                   TOTAL LONG SWAP CONTRACTS                                                      $ 3,305,454
                                                                                                  ===========

ADVANTAGE ADVISERS XANTHUS FUND L.L.C.

-----------------------------------------------------------------------------------------------------------------

                                                                                               SEPTEMBER 30, 2009
                                                                                                   UNREALIZED
  NOTIONAL        MATURITY                                                                       APPRECIATION /
   AMOUNT           DATE                                                                         (DEPRECIATION)
------------    ------------                                                                   ------------------

                SWAP CONTRACTS - (CONTINUED)
                TOTAL RETURN SWAP CONTRACTS - SHORT - (0.20%)
                AUDIO / VIDEO PRODUCTS - US - 0.00%.
$  4,494,941    12/21/2010       Pioneer Corp.                                                    $    23,185
                                                                                                  -----------
                                 Agreement with Morgan Stanley, dated 05/15/2009
                                 to  deliver  the total  return of the shares of
                                 Pioneer  Corp.  in exchange for an amount to be
                                 received  monthly  equal to the one month LIBOR
                                 rate less 7.64%.

                AUTO - CARS / LIGHT TRUCKS - 0.02%
   4,432,337    10/25/2010       Volvo AB, Class B                                                    190,616
                                                                                                  -----------
                                 Agreement with Morgan Stanley, dated 04/24/2009
                                 to  deliver  the total  return of the shares of
                                 Volvo AB,  Class B in exchange for an amount to
                                 be  received  monthly  equal  to the one  month
                                 LIBOR rate less 0.50%.

                CAPACITORS - (0.03%)
   5,732,775    12/21/2010       Taiyo Yuden Co., Ltd.                                               (218,994)
                                                                                                  -----------
                                 Agreement with Morgan Stanley, dated 05/15/2009
                                 to  deliver  the total  return of the shares of
                                 Taiyo Yuden Co., Ltd. in exchange for an amount
                                 to be received  monthly  equal to the one month
                                 LIBOR rate less 1.03%.

                COMPUTERS - (0.03%)
   2,787,815     1/21/2011       Acer, Inc.                                                          (119,324)

                                 Agreement with Morgan Stanley, dated 06/18/2009 to deliver the total return of the shares of Acer, Inc. in exchange for an amount to be received monthly equal to the one month LIBOR rate less 8.50%.

   4,409,891     1/21/2011       Foxconn Technology Co., Ltd.                                        (131,206)

                                 Agreement with Morgan Stanley, dated 05/21/2009 to deliver the total return of the shares of Foxconn Technology Co., Ltd. in exchange for an amount to be received monthly equal to the one month LIBOR rate less 5.40%.

ADVANTAGE ADVISERS XANTHUS FUND L.L.C.

-----------------------------------------------------------------------------------------------------------------

                                                                                               SEPTEMBER 30, 2009
                                                                                                   UNREALIZED
  NOTIONAL        MATURITY                                                                       APPRECIATION /
   AMOUNT           DATE                                                                         (DEPRECIATION)
------------    ------------                                                                   ------------------

                SWAP CONTRACTS - (CONTINUED)
                TOTAL RETURN SWAP CONTRACTS - SHORT - (CONTINUED)
                COMPUTERS - (CONTINUED)
$  1,276,290     1/21/2011       Quanta Computer, Inc.                                            $    15,864

                                 Agreement with Morgan Stanley, dated 06/18/2009
                                 to  deliver  the total  return of the shares of
                                 Quanta Computer, Inc. in exchange for an amount
                                 to be received  monthly  equal to the one month
                                 LIBOR rate less 6.50%.
                                                                                                  -----------
                                                                                                     (234,666)
                                                                                                  -----------

                ELECTRIC - INTEGRATED - (0.01%)
   6,833,834     4/26/2011       Korea Electric Power Corp.                                          (125,783)
                                                                                                  -----------
                                 Agreement with Morgan Stanley, dated 02/21/2007
                                 to  deliver  the total  return of the shares of
                                 Korea  Electric  Power Corp. in exchange for an
                                 amount to be received  monthly equal to the one
                                 month LIBOR rate less 2.00%.

                ELECTRIC PRODUCTS - MISCELLANEOUS - 0.03%
   6,546,186    12/21/2010       Casio Computer Co., Ltd.                                             211,396
                                                                                                  -----------
                                 Agreement with Morgan Stanley, dated 05/15/2009
                                 to  deliver  the total  return of the shares of
                                 Casio  Computer  Co.,  Ltd. in exchange  for an
                                 amount to be received  monthly equal to the one
                                 month LIBOR rate less 1.63%.

                ELECTRONIC COMPONENTS - MISCELLANEOUS - 0.03%
   3,716,849    12/21/2010       Alps Electric Co., Ltd.                                              329,318

                                 Agreement with Morgan Stanley, dated 05/15/2009 to deliver the total return of the shares of Alps Electric Co., Ltd. in exchange for an amount to be received monthly equal to the one month LIBOR rate less 0.40%.

   5,194,585     1/21/2011       Chi Mei Optoelectronics Corp.                                        (96,897)

                                 Agreement with Morgan Stanley, dated 09/10/2009 to deliver the total return of the shares of Chi Mei Optoelectronics Corp. in exchange for an amount to be received monthly equal to the one month LIBOR rate less 2.50%.

                                                                                                  -----------
                                                                                                      232,421
                                                                                                  -----------

ADVANTAGE ADVISERS XANTHUS FUND L.L.C.

-----------------------------------------------------------------------------------------------------------------

                                                                                               SEPTEMBER 30, 2009
                                                                                                   UNREALIZED
  NOTIONAL        MATURITY                                                                       APPRECIATION /
   AMOUNT           DATE                                                                         (DEPRECIATION)
------------    ------------                                                                   ------------------

                SWAP CONTRACTS - (CONTINUED)
                TOTAL RETURN SWAP CONTRACTS - SHORT - (CONTINUED)
                ELECTRONIC COMPONENTS - SEMICONDUCTORS - (0.03%)
$  3,154,831    12/21/2010       Elpida Memory, Inc.                                              $    57,842

                                 Agreement with Morgan Stanley, dated 05/15/2009 to deliver the total return of the shares of Elpida Memory, Inc. in exchange for an amount to be received monthly equal to the one month
                                 LIBOR rate less 4.00%.

   6,433,048     4/26/2011       Hynix Semiconductor, Inc.                                           (338,902)

                                 Agreement with Morgan Stanley, dated 10/26/2006 to deliver the total return of the shares of Hynix Semiconductor, Inc. in exchange for an amount to be received monthly equal to the one month LIBOR rate less 5.55%.

                                                                                                  -----------
                                                                                                     (281,060)
                                                                                                  -----------
                ENERGY - ALTERNATE SOURCES - (0.03%)
   4,008,193    10/25/2010       Renewable Energy Corp. AS                                           (223,337)
                                                                                                  -----------
                                 Agreement with Morgan Stanley, dated 10/20/2008
                                 to  deliver  the total  return of the shares of
                                 Renewable  Energy  Corp.  AS in exchange for an
                                 amount to be received  monthly equal to the one
                                 month LIBOR rate less 2.00%.

                ENTERTAINMENT SOFTWARE - (0.03%)
   7,513,062    12/21/2010       Konami Corp.                                                        (210,959)
                                                                                                  -----------
                                 Agreement with Morgan Stanley, dated 05/15/2009
                                 to  deliver  the total  return of the shares of
                                 Konami  Corp.  in exchange  for an amount to be
                                 received  monthly  equal to the one month LIBOR
                                 rate less 0.40%.

                METAL PROCESSORS & FABRICATION - (0.01%)
   4,150,622     1/21/2011       Catcher Technology Co., Ltd.                                        (154,572)

                                 Agreement with Morgan Stanley, dated 09/25/2009 to deliver the total return of the shares of Catcher Technology Co., Ltd. in exchange for an amount to be received monthly equal to the one month LIBOR rate less 6.50%.

ADVANTAGE ADVISERS XANTHUS FUND L.L.C.

SCHEDULE OF SWAP CONTRACTS (UNAUDITED) (CONCLUDED)

-----------------------------------------------------------------------------------------------------------------

                                                                                               SEPTEMBER 30, 2009
                                                                                                   UNREALIZED
  NOTIONAL        MATURITY                                                                       APPRECIATION /
   AMOUNT           DATE                                                                         (DEPRECIATION)
------------    ------------                                                                   ------------------

                SWAP CONTRACTS - (CONTINUED)
                TOTAL RETURN SWAP CONTRACTS - SHORT - (CONTINUED)
                METAL PROCESSORS & FABRICATION - (CONTINUED)
$  4,482,202    10/25/2010       SKF AB, Class B                                                  $    35,071

                                 Agreement with Morgan Stanley, dated 03/05/2009 to deliver the total return of the shares of SKF AB, Class B in exchange for an amount to be received monthly equal to the one month LIBOR rate less 0.40%.

                                                                                                  -----------
                                                                                                     (119,501)
                                                                                                  -----------
                OFFICE AUTOMATION & EQUIPMENT - (0.07%)
   7,081,823    12/21/2010       Seiko Epson Co.                                                     (588,099)
                                                                                                  -----------
                                 Agreement with Morgan Stanley, dated 08/03/2009
                                 to  deliver  the total  return of the shares of
                                 Seiko Epson Co. in exchange for an amount to be
                                 received  monthly  equal to the one month LIBOR
                                 rate less 0.40%.

                SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - (0.04%)
   5,191,298    01/21/2011       Realtek Semiconductor Co.                                           (326,946)
                                                                                                  -----------
                                 Agreement with Morgan Stanley, dated 09/11/2009
                                 to  deliver  the total  return of the shares of
                                 Realtek  Semiconductor  Co. in exchange  for an
                                 amount to be received  monthly equal to the one
                                 month LIBOR rate less 4.00%.

                                                                                                  -----------
                   TOTAL SHORT SWAP CONTRACTS                                                     $(1,671,727)
                                                                                                  ===========

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.
--------------------------------------------------------------------------------------------------------------
The following is a summary of the inputs used, as of SEPTEMBER 30, 2009, in valuing the Company's assets at fair value:

                                                                   SECURITIES SOLD, NOT YET    OTHER FINANCIAL
VALUATION INPUTS                    INVESTMENTS IN SECURITIES             PURCHASED              INSTRUMENTS*
----------------                    -------------------------      ------------------------    ---------------
LEVEL 1 - QUOTED PRICES
   COMMON STOCK                        $   760,229,051                  $  (375,428,725)        $           -
   PURCHASED OPTIONS                         4,276,342                                -                     -
   SWAP CONTRACTS                                    -                                -             1,633,727

LEVEL 2 - OTHER SIGNIFICANT
OBSERVABLE INPUTS                                    -                                -                     -

LEVEL 3 - OTHER SIGNIFICANT
UNOBSERVABLE INPUTS                                  -                                -                     -
                                        --------------                  ---------------         -------------
   TOTAL                                $  764,505,393                  $  (375,428,725)        $   1,633,727
                                        ==============                  ===============         =============

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at unrealized appreciation (depreciation) on the investment.

ITEM 2. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advantage Advisers Xanthus Fund, LLC
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bryan McKigney
                         -------------------------------------------------------
                           Bryan McKigney, Principal Executive Officer
                           (principal executive officer)

Date                       November 16, 2009
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bryan McKigney
                         -------------------------------------------------------
                           Bryan McKigney, Principal Executive Officer
                           (principal executive officer)

Date                       November 16, 2009
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Vineet Bhalla
                         -------------------------------------------------------
                           Vineet Bhalla, Chief Financial Officer
                           (principal financial officer)

Date                       November 16, 2009
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* Print the name and title of each signing officer under his or her signature.